Loans, Borrowings, Lease obligations and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Loans, Borrowings, Lease obligations and Other Financial Liabilities [Abstract]
Schedule of Loans, Borrowings & Lease Liabilities

Loans, borrowings & lease liabilities

Thousands of $ For the years ended December 31	2025	2024
Non-current loans and borrowings
Loans	76,197	50,967
Lease liabilities (*)	8,509	7,413
Total non-current loans and borrowings	84,706	58,380

Thousands of $ For the years ended December 31	2025	2024
Current loans and borrowings
Loans	-	324
Lease liabilities (*)	1,898	1,360
Total current loans and borrowings	1,898	1,684

(*)	the evolution is linked to the evolution in the right of use assets and is further disclosed in Note 12.

Schedule of Maturity of Loans and Borrowings

Maturity of loans and borrowings are as follows at the balance sheet date:

Thousands of $ For the years ended December 31	2025	2024
Loans
Within one year	-	324
Years two to five	80,000	55,000

Leases
Within one year	2,601	2,076
Years two to seven	10,302	9,150

Schedule of Other Financial Liabilities
Thousands of $ For the years ended December 31	2025	2024
Other financial liabilities
Other non-current financial liabilities	25,807	41,445
Other current financial liabilities	30,565	26,411
Total other financial liabilities	56,372	67,856

Schedule of Cash and Non-Cash Movements of Loans and Borrowings

A reconciliation of cash and non-cash movements of loans and borrowings, lease liabilities and other financial liabilities is presented below:

thousands of $	Loans and borrowings		Other financial liabilities
For the years ended December 31	2025	2024	2025	2024
Beginning balance	51,291	36,207	67,856	66,154
Cash movements
Loans and borrowings repaid[1] and contingent considerations (Innovatus / PPP/ Exact Sciences / NovioGendix)	(324)	(39,540)	(27,971)	(555)
Loans and borrowings received (OrbiMed)	25,000	53,011
Amendment and other fees related to OrbiMed agreement	(871)	(704)
Non-cash movements
Recognition of Innovatus loan fees not yet amortized at early repayment date		2,493
Recognition of OrbiMed loan fees to be amortized		(1,715)
Recognition of initial consideration for ExoDx acquisition			4,539
Recognition of ExoDx contingent consideration			6,273
Recognition of Innovation Platform contingent consideration			470
Settlement of ExoDx obligation through issuance of shares			(4,539)
Reclass of warrants as an equity instrument				(1,116)
Recognition of Innovatus remaining effective interest rate balance at loan termination		663
Innovatus debt extinguishment costs				(27)
Effective interest rate adjustment (Innovatus and OrbiMed)	1,101	876
Fair value changes through profit and loss			9,744	3,400
Ending balance	76,197	51,291	56,372	67,856

[1]	Includes the amounts paid for the Innovatus loan closing fees

Schedule of Fair Value Adjustments Recognized

Fair value adjustments recognized during 2025 for other financial liabilities relate to:

Thousands of $ For the years ended December 31	2025
Decrease of NovioGendix contingent consideration	(572)
Increase of GPS contingent consideration	9,826
Increase of ExoDx contingent consideration	490
Total fair value adjustment	9,744

Schedule of Lease Liabilities
Thousands of $	Lease liabilities
For the years ended December 31	2025	2024
Opening balance	8,773	5,058
Cash movements
Repayment of lease liabilities	(2,322)	(1,883)
Non-cash movements
Interest accretion	786	384
New leases	4,106	6,277
Lease modifications and remeasurements	(751)	-
Disposals	(185)	(1,063)
Closing balance	10,407	8,773